Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

RE:	TFLIC Separate Account C

File No. 811-09062, CIK 0000947506

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), TFLIC Separate Account C, a unit investment trust registered under the Act, mailed to its contract owners the semi annual report for the following underlying management investment companies: Transamerica Series Trust, Calvert Variable Series, Inc., Credit Suisse Trust, Columbia Funds Variable Insurance Trust, DFA Investment Dimensions Group, Inc., Dreyfus Variable Investment Fund, Dreyfus Socially Responsible Growth Fund, Inc., Federated Insurance Series, Nationwide Variable Insurance Trust, T. Rowe Price International Series, Inc., T. Rowe Price Equity Series, Inc., Fidelity Variable Insurance Products Fund, Wanger Advisors Trust, and Wells Fargo Advantage Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi annual reports were filed with the Commission via EDGAR on the dates indicated:

•	Transamerica Series Trust (CIK: 778207) 8/26/2010 filed 8/26/2010.

•	Calvert Variable Series, Inc. (CIK: 708950) filed 9/7/2010.

•	Credit Suisse Trust (CIK: 941568) filed 9/1/2010.

•	Columbia Funds Variable Insurance Trust (CIK: 815425) filed 8/30/2010.

•	DFA Investment Dimensions Group, Inc. (CIK: 355437) filed 7/9/2010.

•	Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 0000890064); filed 8/16/2010.

•	Dreyfus Variable Investment Fund (CIK: 813383) filed 8/16/2010.

•	Federated Insurance Series (CIK: 912577) filed 8/23/2010.

•	Nationwide Variable Insurance Trust (CIK: 353905) filed 8/31/2010.

•	T. Rowe Price International Series, Inc. (CIK: 918292) filed 8/25/2010.

•	T. Rowe Price Equity Series, Inc. (CIK: 918294) filed 8/25/2010.

•	Fidelity Variable Insurance Products Fund (CIK: 356494; 831016; 927384) filed 8/23/2010, 8/26/2010

Securities and Exchange Commission

•	Wanger Advisors Trust (CIK: 929521) filed 8/27/2010.

•	Wells Fargo Advantage Variable Trust (CIK: 1081402) filed 9/3/2010.

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Transamerica Financial Life Insurance Company